INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
INVESTMENTS [Abstract]
Schedule of Marketable Equity Securities

December 31, 2012	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$81,000	$125,400	$-	$206,400

Total	$81,000	$125,400	$-	$206,400

September 30, 2012	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$81,000	$228,600	$-	$309,600

Total	$81,000	$228,600	$-	$309,600

SEPTEMBER 30, 2012	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$81,000	$228,600	$-	$309,600

Total	$81,000	$228,600	$-	$309,600

Schedule of Net Gains (Losses)
	Three Months Ended
	December 31
	2012	2011

Net gains/(loss) on investments in publicly traded equity securities	$(103,200)	$(64,000)

Net gains on investments	$(103,200)	$(64,000)

	Fiscal Year Ended
	September 30
	2012	2011

Net gains/(loss) on investments in publicly traded equity securities	$192,360	$67,200

Net gains on investments	$192,360	$67,200

Schedule of Investment Measured at Fair Value on a Recurring Basis

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$309,600